Employee information - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 35	£ 28	£ 29
Business combinations [member]
Disclosure of number of employees [line items]
Expense from share-based payment transactions with employees	£ 3	£ 0	£ 0